Financial Assets Measured at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Asset at Fair Value

	Note	2019	2020
Non-current portion:
Equity securities measured at FVOCI (non-recycling)	(i)	3,323	1,838
Financial assets measured at FVPL	(ii)	568	934
Debt securities measured at FVOCI (recycling)	(iii)	—	721

		3,891	3,493

Current portion:
Financial assets measured at FVPL	(ii)	202	1,560
Debt securities measured at FVOCI (recycling)	(iii)	—	22,629

		202	24,189

		4,093	27,682

Summary of Financial Assets at Fair Value through Other Comprehensive Income
(i)	Equity securities measured at FVOCI (non-recycling):

	Note	2019	2020
Listed in the PRC		143	114
Listed outside the PRC	42	3,125	1,672
Unlisted		55	52

		3,323	1,838

(ii)	Financial assets measured at FVPL represent certain equity investments, investments in monetary funds and wealth management products.

(iii)
Debt securities measured at FVOCI (recycling) represent certain debt investments issued by banks and the investments are held within a business model whose objective is achieved by both the collection of contractual cash flows and sale.